EQUITY	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 14:- EQUITY

a.	Treasury stock:

In October 2011, the Company's Board of Directors approved a share repurchase plan pursuant to which the Company was authorized to purchase up to 4,000,000 of its outstanding ordinary shares. During the year ended December 31, 2012, the Company purchased 2,759,594 of its outstanding ordinary shares under this share repurchase plan, at a weighted average price per share of $  2.44. As of October 2012, the authorized stock repurchase program was completed.

b.	Warrants issued to non-employees:

	Number of shares	Weighted average exercise price

Outstanding at beginning of year	26,500	$4.12
Changes during the year:
Granted	63,500	$4.36
Forfeited	(10,000)	$3.65

Warrants outstanding at end of year	80,000	$4.37

Warrants exercisable at end of year	13,500	$4.52

The Company recorded immaterial compensation expenses with respect to the grants of these warrants in accordance with ASC 505.

c.	Employee Stock Purchase Plan:

In May 2001, the Company's Board of Directors adopted the Employee Stock Purchase Plan ("ESPP" or the "Purchase Plan"), which was amended, in July 2007. The Purchase Plan, as amended, provides for the issuance of up to 6,500,000 ordinary shares. As of December 31, 2011, 1,761,317 shares were available for future issuance under the Purchase Plan. Eligible employees can have up to 10% of their wages, up to certain maximums, used to purchase ordinary shares. The Purchase Plan is implemented with purchases every six months. The price of the ordinary shares purchased under the Purchase Plan is equal to 85% of the lower of the fair market value of the ordinary shares on the commencement date of each offering period or on the semi-annual purchase date. The Purchase Plan is considered a compensatory plan. Therefore, the Company records compensation expense in accordance with ASC 718, "Compensation - Stock Compensation", with respect to purchases under the Purchase Plan.

During the year ended December 31, 2011, 288,515 shares were issued under the Purchase Plan for aggregate consideration of $  1,187. As of December 31, 2013, the Purchase Plan for the Company and its non-U.S subsidiaries has expired.

d.	Employee Stock Option Plans:

In 2008, the Company's Board of Directors approved the 2008 Equity Incentive Plan that became effective in January 2009. As of December 31, 2013, the total number of shares authorized for grant under this Plan is 1,720,232.

Stock options granted under the abovementioned plan are exercisable at the fair market value of the ordinary shares at the date of grant and usually expire seven or ten years from the date of grant. The options generally vest over four years from the date of grant. Any options that are forfeited or cancelled before expiration become available for future grants.

The following is a summary of the Company's stock option activity and related information for the year ended December 31, 2013:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	3,777,032	$4.74	4.0	$1,477
Changes during the year:
Granted	817,531	$4.66
Exercised	(672,645)	$2.82
Forfeited	(194,375)	$5.16
Expired	(534,000)	$10.78

Options outstanding at end of year	3,193,543	$4.09	4.5	$9,845

Vested and expected to vest	3,065,801	$4.09	4.5	$9,451

Options exercisable at end of year	1,446,182	$4.25	3.1	$4,279

The weighted-average grant-date fair value of options granted during the years ended December 31, 2011, 2012 and 2013 was $  2.69, $  1.35 and $  3.00, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's shares.

Total intrinsic value of options exercised for the years ended December 31, 2011, 2012 and 2013 was $  44, $ 63 and $  2,052, respectively.

During the year ended December 31, 2013, the Company granted 100,000 performance based options. The Company currently expects that the performance targets will not be met and therefore no equity based compensation expenses related to these options were recognized.

The options outstanding as of December 31, 2013, have been separated into ranges of exercise prices, as follows:

Range of exercise price	Options outstanding as of December 31, 2013	Weighted average remaining contractual life	Weighted average exercise price	Options exercisable as of December 31, 2012	Weighted average exercise price of exercisable options
		(Years)

$0.00-1.10	52,316	3.85	$0.01	46,566	$0.01
$1.50-2.51	363,500	4.22	$2.06	190,250	$2.11
$2.57-4.00	1,404,365	5.15	$3.21	525,732	$3.08
$4.08-6.49	1,086,331	3.83	$5.23	571,134	$5.63
$6.51-9.24	251,031	5.14	$7.02	76,500	$7.24
$9.32-14.76	36,000	0.10	$9.75	36,000	$9.75

	3,193,543	4.5	$4.09	1,446,182	$4.25

The following is a summary of the Company's RSUs activity and related information for the year ended December 31, 2013:

	Number of shares	Weighted average grant date fair value

Outstanding at beginning of year	182,161	$3.79
Changes during the year:
Granted	175,841	$4.93
Exercised	(85,541)	$3.74

RSUs outstanding at end of year	272,461	$4.54

During the years ended December 31, 2011, 2012 and 2013, the share based compensation expenses related to the RSUs granted amounted to $  786, $  435 and $  371, respectively.

As of December 31, 2013, there was $  3,380 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.14 years.

e.	Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company does not intend to pay cash dividends in the foreseeable future. (See also Note 15a.)